Note 15 - Subsequent Events (Details) - USD ($)													3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 04, 2016	Nov. 01, 2016	Oct. 17, 2016	Jul. 27, 2016	Mar. 31, 2016	Mar. 18, 2016	Feb. 08, 2016	Jan. 25, 2016	Jan. 21, 2016	Jan. 14, 2016	Jan. 13, 2016	Nov. 30, 2015	Mar. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Jan. 24, 2016	Dec. 31, 2014	Nov. 12, 2014
Common Stock, shares authorized														75,000,000	2,000,000,000		2,000,000,000	75,000,000
Preferred Stock, shares authorized														5,000,000	5,000,000		5,000,000	5,000,000
Stated Interest Rate															0.00%
Debt Instrument, Face Amount															$ 275,050
Convertible notes payable, discount														$ 42,797	$ 122,084		$ 0
Common Stock
Common Stock, shares authorized			2,000,000,000
Stock Issued During Period, Shares, License Agreement															6,614
F-Squared Enterprises LLC | Common Stock
Conversion of Stock, Shares Converted				1,515,000
Conversion of Stock, Shares Issued			75,750
B44
Stated Interest Rate											1.00%
Debt Instrument, Face Amount											$ 75,000
Class of Warrant, Outstanding											11,250
Maturity Date														Jun. 30, 2016
Colonial Stock Transfer
Stated Interest Rate														10.00%
Maturity Date														Jan. 14, 2017
Convurge, LLC
Stock Issued During Period, Shares, License Agreement													2,500
Convurge, LLC | Common Stock
Stock Issued During Period, Shares, License Agreement										2,500
Consigliere Inc
Class of Warrant, Outstanding																5,000
KiwiTech, LLC
Class of Warrant, Outstanding									15,625
Kodiak Capital
Stated Interest Rate															12.00%
Debt Instrument, Face Amount															$ 50,000
Maturity Date															Dec. 01, 2016
Convertible notes payable, discount															$ 0
Kodiak Capital | Convertible Notes Payable
Conversion feature															convertible into restricted shares of our common stock, at Kodiak's sole discretion, at the lower of the closing bid price on the principal market on the trading day preceding the note date or 50% of the lowest closing bid price for the common stock during the 30 consecutive trading days immediately preceding the conversion date, with some exceptions.
Proceeds from Issuance of Debt												$ 35,000
Stated Interest Rate												12.00%
Debt Instrument, Face Amount												$ 50,000
Maturity Date															Dec. 01, 2016
Convertible notes payable, discount												$ 15,000
Subsequent Event
Stockholders' Equity, Reverse Stock Split			20-to-one reverse split
Common Stock, shares authorized			2,000,000,000
Preferred Stock, shares authorized			5,000,000
Stock issued for Accounting Services		50,000
Subsequent Event | F-Squared Enterprises LLC | Common Stock
Conversion of Stock, Shares Converted			1,515,000
Conversion of Stock, Shares Issued			75,750
Subsequent Event | Accredited Investor Note Purchase
Conversion feature	On November 4, 2016, pursuant to a note purchase and assignment agreement dated October 31, 2016, B44 LLC agreed to assign its two promissory notes ($50,000 issued on September 6, 2015 and $75,000 issued on January 13, 2016) to an unaffiliated accredited investor. Under the note purchase and assignment agreement, the accredited investor paid $25,000 to B44 and has the option to purchase B44's remaining interest in the notes in four additional tranches of $25,000 each in its sole discretion. As part of this transaction, we issued a replacement convertible promissory note to the accredited investor that provides for interest at 2% per annum and conversion of any amounts funded by the replacement note into shares of CannaSys common stock in accordance with its terms. The principal sum and related interest due to the holder shall be prorated based on the number of tranches actually acquired by the holder from B44.
Subsequent Event | Accredited Investor
Proceeds from Issuance of Debt	$ 25,000
Stated Interest Rate	8.00%
Debt Instrument, Face Amount	$ 137,500
Debt Instrument, Description	We received $23,000, less $2,000 retained by the accredited investor for its legal fees and expenses. The Securities Purchase Agreement and Convertible Promissory Note provide for funding up to $137,500, in tranches of $25,000 each, with additional tranches in the sole discretion of the accredited investor, resulting in funding up to $125,000 with total original issue discounts of $12,500 pro rated per tranche under the note. The outstanding amounts funded under the convertible note are convertible into shares of our common stock in accordance with its terms.
Subsequent Event | AccountantMember
Stock issued for Accounting Services							1,250
Subsequent Event | Viridian Capital Advisors LLC
Class of Warrant, Outstanding					12,500								12,500
Subsequent Event | B44 | Notes Payable, Other Payables
Stated Interest Rate											1.00%
Debt Instrument, Face Amount											$ 75,000
Maturity Date											Jun. 30, 2016
Subsequent Event | B44 | Notes Payable, Other Payables | 10K
Class of Warrant, Outstanding											11,250
Subsequent Event | Colonial Stock Transfer | Convertible Notes Payable
Conversion feature										convertible into restricted shares of our common stock, at Colonial's sole discretion, at a conversion price equal to 55% of the lowest trade price for the common stock during the 25 consecutive trading days immediately preceding the conversion date.
Stated Interest Rate										10.00%
Debt Instrument, Face Amount										$ 6,605
Maturity Date										Jan. 14, 2017
Subsequent Event | Consigliere Inc
Exercise Price of Warrants								$ 4.60
Settlement Agreement Terms					(1) terminates the Asset Purchase Agreement of December 17, 2015, among us, LuvBuds, and Harris; (2) terminates the Consulting Agreement of January, 24, 2016, between us and Consigliere; (3) confirms retention by Harris of the stock grant for 15,000 shares of our common stock; (4) confirms retention by Harris of the warrant to purchase 5,000 shares of our common stock; (5) assigns the 70% membership interest in LuvBuds from us to Harris, with Harris assuming the obligations and duties related thereto; and (6) assigns the acquired assets in LuvBuds from us to Harris.
Subsequent Event | Consigliere Inc | Warrant
Class of Warrant, Outstanding																5,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date								Jan. 23, 2017
Subsequent Event | KiwiTech, LLC
Exercise Price of Warrants									$ 8.00
Subsequent Event | KiwiTech, LLC | Warrant
Class of Warrant, Outstanding									312,500
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date									Dec. 31, 2025
Subsequent Event | Kodiak Capital
Conversion feature						convertible into restricted shares of our common stock after 180 days from the issue date, at Kodiak's sole discretion, at 50% of the lowest closing bid price for the common stock during the 30 consecutive trading days immediately preceding the conversion date, with some exceptions
Subsequent Event | Kodiak Capital | Convertible Notes Payable
Proceeds from Issuance of Debt						$ 35,000
Stated Interest Rate						12.00%
Debt Instrument, Face Amount						$ 50,000
Maturity Date						Mar. 18, 2017
Convertible notes payable, discount						$ 15,000
Subsequent Event | Kodiak Capital | Buyer Note
Stated Interest Rate						12.00%
Debt Instrument, Face Amount						$ 50,000
Maturity Date						Mar. 18, 2017